Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable due from a related party	$ 53,762	$ 71,618
Prepaid and other current assets due from a related party	33,170	33,665
Accounts payable	36,043	44,609
Accrued liabilities	97,138	103,779
Receipts in advance and deferred revenue	51,007	50,829
Accrued salary and benefits	47,232	50,330
Tax payables	14,225	11,363
Other short-term liabilities	76,322	81,482
Other short-term liabilities due to a related party	34,123	34,123
Long-term tax liabilities	211,848	212,859
Other long-term liabilities	$ 1,659	$ 2,130
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	30,065	33,049
Ordinary Share, shares outstanding (in shares)	30,065	33,049
Treasury Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury Stock, shares (in shares)	345	696
Related Party [Member]
Accounts receivable due from a related party	$ 494	$ 1,506
Other short-term liabilities due to a related party	34,123	34,123
Variable Interest Entity Primary Beneficiary [Member]
Accounts receivable due from a related party	27,315	32,953
Accounts payable	5,159	7,916
Accrued liabilities	24,700	28,525
Receipts in advance and deferred revenue	46,845	43,958
Accrued salary and benefits	3,046	4,534
Tax payables	2,353	1,067
Other short-term liabilities	10,488	13,883
Long-term tax liabilities	12,830	13,021
Other long-term liabilities	$ 53	$ 33